ASSETS AND LIABILITIES HELD FOR SALE (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) tranche	Dec. 31, 2024 CNY (¥)
Liabilities held for sale:
Number of tranche completed | tranche	2
Impairments	¥ 13	¥ 27
HELD FOR SALE - Continuing operations | Lease and owned hotels
Assets held for sale:
Cash and cash equivalents and restricted cash	0	8
Property and equipment, net	17	82
Operating lease right-of-use assets	552	1,732
Finance lease right-of-use assets	70	67
Other assets	30	52
Total	669	1,941
Liabilities held for sale:
Accrued expenses and other current liabilities	39	62
Operating lease liabilities, current	21	69
Operating lease liabilities, non-current	510	1,785
Finance lease liabilities	74	71
Other liabilities	27	97
Total	¥ 671	¥ 2,084